AOT Growth and Innovation ETF
Schedule of Investments
August 31, 2023 (Unaudited

Shares		Value
COMMON STOCKS - 100.0%
Advertising - 3.9%
36,976	Magnite, Inc. (a)	$305,052
16,954	PubMatic, Inc. - Class A (a)	235,661
5,844	Trade Desk, Inc. - Class A (a)	467,695
		1,008,408
Application Software - 12.3%
789	Adobe, Inc. (a)	441,319
213	Atlassian Corp. - Class A (a)	43,465
578	Autodesk, Inc. (a)	128,281
1,565	BILL Holdings, Inc. (a)	180,445
9,102	CS Disco, Inc. (a)	86,469
2,746	Datadog, Inc. - Class A (a)	264,934
4,373	DocuSign, Inc. (a)	219,962
466	HubSpot, Inc. (a)	254,678
3,692	Salesforce, Inc. (a)	817,630
1,894	Samsara, Inc. - Class A (a)	51,820
1,163	Tyler Technologies, Inc. (a)	463,374
1,555	Unity Software, Inc. (a)	57,644
2,469	Zoom Video Communications, Inc. - Class A (a)	175,373
		3,185,394
Automobile Manufacturers - 2.5%
2,505	Tesla, Inc. (a)	646,490
Broadline Retail - 8.6%
8,321	Amazon.com, Inc. (a)	1,148,381
6,447	Etsy, Inc. (a)	474,306
442	MercadoLibre, Inc. (a)	606,583
		2,229,270
Consumer Finance - 1.6%
48,602	LendingClub Corp. (a)	338,270
2,728	Upstart Holdings, Inc. (a)(b)	87,760
		426,030
Diversified Banks - 2.7%
101,124	NU Holdings Ltd. - Class A ADR (a)(c)	692,699
Health Care Technology - 1.1%
5,640	Doximity, Inc. - Class A (a)	134,458
747	Veeva Systems, Inc. - Class A (a)	155,899
		290,357
Human Resource & Employment Services - 3.6%
2,843	Paylocity Holding Corp. (a)	570,022
25,445	Sterling Check Corp.	354,703
		924,725
Interactive Media & Services - 7.8%
14,811	Alphabet, Inc. - Class A (a)	2,016,813
Internet Services & Infrastructure - 5.3%
3,758	DigitalOcean Holdings, Inc. (a)	101,654
4,088	Fastly, Inc. - Class A (a)	97,254
967	Okta, Inc. (a)	80,754
10,138	Shopify, Inc. - Class A ADR (a)(c)	674,076
1,030	Snowflake, Inc. - Class A (a)	161,556
4,043	Twilio, Inc. - Class A (a)	257,580
		1,372,874
Movies & Entertainment - 3.2%
826	Netflix, Inc. (a)	358,220
3,049	Roku, Inc. (a)	247,579
1,472	Spotify Technology S.A. ADR (a)(c)	226,644
		832,443
Pharmaceuticals - 0.6%
293	Eli Lilly & Co.	162,381
Real Estate Services - 0.4%
1,888	Zillow Group, Inc. - Class C (a)	98,478
Semiconductors - 21.4%
20,829	Advanced Micro Devices, Inc. (a)	2,202,041
1,822	Analog Devices, Inc.	331,203
2,884	NVIDIA Corp.	1,423,398
3,827	Qualcomm, Inc.	438,306
12,229	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (c)	1,144,268
		5,539,216
Specialized Finance - 1.0%
29,081	SoFi Technologies, Inc. (a)	251,841
Systems Software - 8.7%
6,171	Microsoft Corp.	2,022,606
166	ServiceNow, Inc. (a)	97,746
8,795	UiPath, Inc. - Class A (a)	139,049
		2,259,401
Transaction & Payment Processing Services - 15.3%
8,908	Adyen N.V. ADR (a)(c)	74,204
4,310	Block, Inc. (a)	248,472
35,451	Dlocal Ltd. ADR (a)(c)	760,069
5,995	PayPal Holdings, Inc. (a)	374,747
41,854	Remitly Global, Inc. (a)	1,052,628
54,046	Toast, Inc. - Class A (a)	1,198,200
1,104	Visa, Inc. - Class A	271,231
		3,979,551
	TOTAL COMMON STOCKS (Cost $21,027,827)	25,916,371

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
88,094	First American Government Obligations Fund - Class X, 5.25% (d)	88,094
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $88,094)	88,094

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
26,552	First American Government Obligations Fund - Class X, 5.25% (d)	26,552
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,552)	26,552

	TOTAL INVESTMENTS (Cost $21,142,473) - 100.4%	$26,031,017
	Other Liabilities in Excess of Assets - (0.4%)	(95,729)
	TOTAL NET ASSETS - 100.0%	$25,935,288

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a) Non-income producing security.
(b) This security or a portion of this security was out on loan as of August 31, 2023. Total loaned securities had a market value of $83,352 as of August 31, 2023. Total loaned securities were 0.32% of total net assets as of August 31, 2023.

(c) Foreign issued security.
(d) Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

AOT Growth and Innovation ETF
Assets*
Common Stocks	$25,916,371	$-	$-	$25,916,371
Investments Purchased with Proceeds from Securities Lending	88,094	-	-	88,094
Short Term Investments	26,552	-	-	26,552
Total Investments in Securities	$26,031,017	$-	$-	$26,031,017

*For further detail on each asset class, see the Schedule of Investments.

During the fiscal period ended August 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.